Other Current Financial Liabilities (Details) - USD ($) $ in Millions			12 Months Ended
	Sep. 30, 2025	Nov. 15, 2024	Dec. 31, 2025
Other Current Financial Liabilities [Line Items]
Percentage of grant warrants equivalent		11.87%
Issuance of the warrants		10 years	10 years
Equity valuation (in Dollars)		$ 3,000.0
Warrants became exercisable	11.87%
Telesat Lightspeed Warrants [Member]
Other Current Financial Liabilities [Line Items]
Percentage of grant warrants equivalent		11.87%
Percentage of decrease in the volatility			10.00%
Decrease in the value of warrants (in Dollars)			$ 27.3